STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 11 – STOCKHOLDERS’ EQUITY

Common stock

On July 8, 2020, the Company raised £7.7 million ($9.7 million) (£7.1 million ($9.0 million) net of transaction costs) through the issuance of 21,898,400 shares of common stock at a share price of 35 pence ($0.44) per share.

On February 18, 2020 the Company raised £22 million ($28.6 million) (£20.9 million ($27.2 million) net of transaction costs) through the issuance of 44 million common stock at a share price of 50 pence ($0.65) per share. A warrant was also issued on the basis of one share for every two common shares issued and have an exercise price of 100 pence ($1.37) per share and is exercisable for five years from the date of issuance.

On March 22, 2021 the Company completed its recapitalization with LOAC and received $11.5 million ($7.7 million net of transaction costs) through the issuance of 31 million shares of common stock at £1.10 ($1.51) per share. Additionally, the Company also issued 4.3 million warrants to purchase 16.3 million shares of common stock at £1.10 ($1.51) per common share and assumed 240,000 units to purchase the Company’s common stock and warrants.

On March 22, 2021, concurrently with the merger of LOAC, the Company raised $25.0 million ($23.0 million net of transaction costs) through the issuance of 16.4 million common stock at a share price of £1.10 ($1.51) per share.

On April 15, 2021, following filing of our Annual Report on Form 20-F, the Directors who were unable to participate in the March 2021 financing, purchased 1.3 million shares of common stock, at the same terms as the March 2021 financing, for a total of approximately £1.4 million ($2.0 million).

4D PHARMA PLC

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In thousands, except share and per share amounts)

Units

On March 22, 2021, as part of the recapitalization with LOAC, the Company issued 240,000 units. Each unit is for 8.28465 common shares and a warrant to purchase 3.76575 common share at a price of $1.39 per common share. The units are exercisable at $11.50 per unit and expire on August 28, 2023. The relative fair value of the units assumed of $418 was allocated from the total net proceeds of the merger on a relative basis to the common stock, warrants and units.

Warrants

On February 18, 2020, the Company issued 22 million warrants as part of the issuance of common stock. The warrants have an exercise price of 100 pence ($1.37) per share and are immediately exercisable for five years from the date of issuance. The warrants were evaluated under ASC Topic 480, “Distinguishing Liabilities from Equity” and ASC Topic 815, “Derivatives and Hedging”, and the Company determined that equity classification was appropriate. The relative fair value of the warrants issued of $3,270 was allocated from the total net proceeds of the common stock issuance on a relative basis to the common stock and warrants.

On March 22, 2021, the Company issued 4.0 million public warrants to purchase 15.1 million common shares as part of the LOAC recapitalization. The warrants have an exercise price of £1.10 ($1.53) per common share and are immediately exercisable for five years from the date of issuance. The warrants were evaluated under ASC Topic 480, “Distinguishing Liabilities from Equity” and ASC Topic 815, “Derivatives and Hedging”, and the Company determined that equity classification was appropriate. The relative fair value of the warrants assumed of $1,037 was allocated from the total net proceeds of the merger on a relative basis to the common stock, warrants and units.

The following table summarizes the common stock warrant activity for the six months ended June 30, 2021:

Balance at January 1, 2021	21,924,307
Issuances	11,850,000
Exercises	(31,859)
Balance at June 30, 2021	33,742,448

Options

The Company has a long-term incentive plan, the 4D Pharma plc 2015 Long Term Incentive Plan (the “Plan”) which was established in 2015, and expires in ten years. The Plan limits the number of shares issued under the scheme on a cumulative basis to no more than 10% of the issued common stock of the Company. The number of shares available for issuance as of June 30, 2021 was 17,613,009. As of June 30, 2021, the Company had options to purchase 417,088 shares of common stock outstanding with a weighted-average exercise price of $0.0034. As of June 30, 2021, options to purchase 166,667 shares are vested and exercisable.

Stock-based compensation expense for the six months ended June 30, 2021 and 2020 was $85 and $139, respectively. As of June 30, 2021, total unrecognized stock-based compensation expense relating to unvested stock options was $67. This amount is expected to be recognized over a weighted-average period of 0.95 years.

NOTE 9 – STOCKHOLDERS’ EQUITY

Common stock

On February 18, 2020 the Company raised £22 million ($28.6 million) (£20.9 million ($27.2 million) net of transaction costs) through the issuance of 44 million common stock at a share price of 50 pence ($0.65) per share. A warrant was also issued on the basis of one share for every two common shares issued and have an exercise price of 100 pence ($1.37 per share and is exercisable for five years from the date of issuance.

On July 8, 2020, the Company raised £7.7 million ($9.7 million) (£7.1 million ($9.0 million) net of transaction costs) through the issuance of 21,898,400 shares of common stock at a share price of 35 pence ($0.44) per share.

Warrants

On February 18, 2020, the Company issued 22 million warrants as part of the February 2020 issuance of common stock. The warrants have an exercise price of 100 pence ($1.37) per share and are immediately exercisable for five years from the date of issuance. The warrants were evaluated under ASC Topic 480, “Distinguishing Liabilities from Equity” and ASC Topic 815, “Derivatives and Hedging”, and the Company determined that equity classification was appropriate. The relative fair value of the warrants issued of $3,270 was allocated from the total net proceeds of the common stock issuance on a relative basis to the common stock and warrants. The intrinsic value of exercisable but unexercised in-the-money common stock warrants at December 31, 2020 was $8,688.

The following table summarizes the common stock warrant activity for the year ended December 31, 2020:

Balance at January 1, 2020	-
Issuances	22,000,000
Exercises	(75,693)
Balance at December 31, 2020	21,924,307

Options

The Company has a long-term incentive plan, the 4D Pharma plc 2015 Long Term Incentive Plan (the “Plan”) which was established in 2015 and expires in 10 years. The Plan limits the number of shares issued to no more than 10% of the issued common stock. The number of shares available for issuance as of December 31, 2020 was 12,661,738. Share options are awarded to management and key staff as a mechanism for attracting and retaining key members of staff. These options vest over period of three years from the date of grant and are exercisable until the tenth anniversary of the award. Exercise of the award is subject to the employee remaining a full-time member of staff at the point of exercise and the vesting conditions being met.

Vesting conditions are based on a mixture of the Company’s total shareholder return market performance, relative to an appropriate comparator group, and certain individual (non-market) performance criteria. The market performance options, which vest three years after the grant date only if the Company’s common stock achieves certain levels of total shareholder return when compared to the total shareholder return of a peer group of pharmaceutical companies quoted on the market in which the Company is listed. The individual performance options, vest three years after the grant date only if the performance measure has been completed.

The reconciliation of movement in share options in the years ended December 31, 2020 and 2019 is as follows:

	Number of Options	Weighted Average Exercise Price	Non-Vested Options	Weighted Average Grant date Fair Value

Outstanding at December 31, 2018	1,047,332	$0.0033	1,017,332	$2.88
Granted	538,596	0.0033	538,596	1.16
Vested and exercised		0.0033	(9,686)	11.18
Expired/cancelled	(660,340)	0.0033	(660,340)	3.01
Outstanding at December 31, 2019	925,588	0.0033	915,902	1.68
Granted	262,093	0.0033	262,093	0.96
Vested and exercised	-	0.0033	(224,949)	1.49
Expired/cancelled	(702,625)	0.0033	(702,625)	1.47
Outstanding at December 31, 2020	485,056	$0.0033	250,421	1.20
Options exercisable	234,635	$0.0033
Options vested	234,635	$0.0033
Options expected to vest	73,715	$0.0033

The weighted average remaining contractual life of options outstanding, options vested and options expected to vest at December 31, 2020 was 8.24 years, 7.04 years and 8.17 years, respectively.

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock. The Company used the value of the Company’s common stock as valued on the AIM stock market as the fair value per common stock. The share price as of December 31, 2020, was £1.29 ($1.7626) and the aggregate intrinsic value for options outstanding, exercisable and expected to vest was $853, $413 and $375, respectively. The share price for December 31, 2019, was £1.00 ($1.3114) and the intrinsic value for options outstanding, exercisable and expected to vest was $1,211, $13 and $96, respectively.

During the year ended December 31, 2020, the following events resulted in the amendment to terms of outstanding stock option awards. On July 22, 2020, in connection with an employee departure, the Company’s remuneration committee vested 21,352 performance-based stock options that otherwise would not have vested. On December 13, 2020 an employee left employment of the Company but became non-employee consultant to the Company. For the employee, the Company’s remuneration committee determined to vest 166,667 performance-based stock options and to allow 74,074 options with market conditions to continue to vest over an 18-month period.

The Company calculated the change in stock-based compensation cost associated with the previously described stock option modifications pursuant to the applicable guidance in ASC 718. The change in compensation cost was determined by calculating the difference between (a) the estimated fair value of each option award immediately prior to the modifications and (b) the estimated fair value of each option award immediately after the modifications. The fair value of each option award immediately prior to and immediately after modification was estimated using the Black-Scholes option-pricing model to determine an incremental fair value, consistent with and in accordance with the Company’s existing accounting policy for stock compensation. The total additional compensation cost associated with the previously described modifications was determined to be $56, which was expensed in the year ended December 31, 2020, and $34, which will be expensed over the remaining service period for the consultant.

Fair value is generally measured using a Black Scholes model, taking into account the terms and conditions upon which the share options were issued. The grant-date fair value of options with a market conditions was discounted for the estimated probability utilizing various factors including stock price, volatility, the risk-free rate, and the associated market condition trigger. The following weighted-average assumptions were used to calculate the fair value of stock options granted during the periods indicated:

	December 13,	July 22,	December 31,	December 31
	2020	2020	2019	2018
Risk-free interest rate	0.09%	0.08%	0.57%	0.72%
Expected volatility	35.74%	40.11%	69.62%	54.95%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected term (in years)	1.56 year	0.77 years	3 years	3 years

The expected life of the options is based on historical data and is not necessarily indicative of exercise patterns that may occur. Volatility is based on Company historical volatility on the AIM. The Company has never paid dividends and does not currently anticipate paying any in the foreseeable future.

On July 5, 2019, the Company issued options to purchase 538,596 shares of common stock to its management and key staff at an exercise price of $0.0033. The options vest in three years based on based on market parameters and non-market performance measures and expire ten years from the date of grant. The aggregate fair value of the options granted was $626.

Stock-based compensation expense for the years ended December 31, 2020, 2019 and 2018 was $331, $340 and $363, respectively. As of December 31, 2020, total unrecognized stock-based compensation expense relating to unvested stock options was $344. This amount is expected to be recognized over a weighted-average period of 1.32 years.